Share Based Payments - Options (Details) - Stock Options [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of Options
Begining balance, Outstanding	1,040,000	538,333
Granted	480,417	680,000
Exercised	(43,333)	(161,666)
Expired	(108,334)	(16,667)
Ending balance, Outstanding	1,368,750	1,040,000
Exercisable	630,417
Weighted average exercise price
Beginning balance, Outstanding	$ 3.36	$ 3.27
Granted	2.88	3.27
Exercised	3.81	2.67
Expired	4.02	3.24
Ending balance, Outstanding	3.12	$ 3.36
Exercisable	$ 3.06
Outstanding, Weighted average remaining contractual life (years)	3 years 2 months 12 days	3 years 7 months 6 days
Exercisable, Weighted average remaining contractual life (years)	2 years 10 months 25 days
Outstanding, Aggregate intrinsic value	$ 2,173,700
Exercisable, Aggregate intrinsic value	$ 1,035,900